Subsidiaries - Principal Subsidiaries of the Group (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2022 HKD ($)
Daqing Oilfield Company Limited [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	PRC
Registered Capital	¥ 47,500
Type of Legal Entity	Limited liability company
Attributable Equity Interest %	100.00%
Voting Rights %	100.00%
Principal Activities	Exploration, production and sale of crude oil and natural gas
CNPC Exploration and Development Company Limited [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	PRC
Registered Capital	¥ 16,100
Type of Legal Entity	Limited liability company
Attributable Equity Interest %	50.00%	50.00%
Voting Rights %	57.14%
Principal Activities	Exploration, production and sale of crude oil and natural gas outside the PRC
PetroChina Hong Kong Limited [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hong Kong
Registered Capital | $			$ 7,592
Type of Legal Entity	Limited liability company
Attributable Equity Interest %	100.00%
Voting Rights %	100.00%
Principal Activities	Investment holding. The principal activities of its subsidiaries, associates and joint ventures are the exploration, production and sale of crude oil in and outside the PRC as well as natural gas sale and transmission in the PRC
PetroChina International Investment Company Limited [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	PRC
Registered Capital	¥ 31,314
Type of Legal Entity	Limited liability company
Attributable Equity Interest %	100.00%
Voting Rights %	100.00%
Principal Activities	Investment holding. The principal activities of its subsidiaries, associates and joint ventures are the exploration, development and production of crude oil, natural gas, oil sands and coalbed methane outside the PRC
PetroChina International Company Limited [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	PRC
Registered Capital	¥ 18,096
Type of Legal Entity	Limited liability company
Attributable Equity Interest %	100.00%
Voting Rights %	100.00%
Principal Activities	Marketing of refined products and trading of crude oil and petrochemical products, storage, investment in refining, chemical engineering, storage facilities, service station, and transportation facilities and related business in and outside the PRC
PetroChina Sichuan Petrochemical Company Limited [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	PRC
Registered Capital	¥ 10,000
Type of Legal Entity	Limited liability company
Attributable Equity Interest %	90.00%	90.00%
Voting Rights %	90.00%
Principal Activities	Engaged in oil refining, petrochemical, chemical products production, sales, chemical technology development, technical transfer and services
KunLun Energy Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Bermuda
Registered Capital | $			$ 160
Type of Legal Entity	Limited liability company
Attributable Equity Interest %	54.38%
Voting Rights %	54.38%
Principal Activities	Investment holding. The principal activities of its principal subsidiaries, associates and joint ventures are the sales of natural gas, sales of liquefied petroleum gas and liquefied natural gas processing and terminal business in the PRC and the exploration and production of crude oil and natural gas in the PRC, the Republic of Kazakhstan, the Sultanate of Oman, the Republic of Peru, the Kingdom of Thailand and the Republic of Azerbaijan.